Provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions

20. Provisions

(a) Provisions as of December 31, 2017 and 2018 are as follows:

	2017		2018
	Current	Non-current	Current	Non-current
	(in millions of Won)
Provision for bonus payments	￦ 49,171	—	46,514	26,964
Provision for construction warranties	11,804	106,232	11,842	130,391
Provision for legal contingencies and claims (*1)	495	36,269	16,981	55,716
Provision for the restoration (*2)	12,273	121,917	9,379	79,789
Others (*3,4)	37,203	212,754	213,737	138,176

	￦ 110,946	477,172	298,453	431,036

(*1)

The Company recognized probable outflow of resources amounting to ￦27,963 million and ￦50,888 million as provisions for legal contingencies and asserted claim in relation to lawsuits against the Company as of December 31, 2017 and 2018, respectively.

(*2)

Due to contamination of lands near the Company’s magnesium smelting plant located in Gangneung province and others, the Company recognized present values of estimated costs for recovery, ￦29,703 million as provisions for restoration as of December 31, 2018. In order to determine the estimated costs, the Company has assumed that it would use all of technologies and materials available for now to recover the land. In addition, the Company has applied a discount rate of 2.28%~2.37% to measure present value of these costs.

(*3)

As of December 31, 2017 and 2018, POSCO ENERGY CO., LTD., a subsidiary of the Company, recognized ￦157,461 million and ￦200,407 million of provisions for warranties, respectively, for the service contract on fuel cell based on its estimate of probable outflow of resources.

(*4)

As of December 31, 2017 and 2018, the amount includes a provision of ￦23,600 million and ￦17,595 million, respectively, for expected outflow of resources in connection with the performance guarantee for the Hwaseong-Dongtan complexes development project of POSCO ENGINEERING & CONSTRUCTION CO., LTD.

(b) The following are the key assumptions concerning the future and other key sources of estimation uncertainties at the end of the reporting period.

Key assumptions for the estimation
Provision for bonus payments	Estimations based on financial performance and service provided
Provision for construction warranties	Estimations based on historical warranty data
Provision for legal contingencies and claims	Estimations based on the degree of probability of an unfavorable outcome and the ability to make a sufficient reliable estimate of the amount of loss

(c) Changes in provisions for the years ended December 31, 2017 and 2018 were as follows:

1) For the year ended December 31, 2017

	Beginning		Increase	Utilization	Reversal	Others (*1)	Ending
	(in millions of Won)
Provision for bonus payments	￦	42,986	74,728	(64,319)	(3,035)	(1,189)	49,171
Provision for construction warranties		96,709	40,916	(18,006)	(2,502)	919	118,036
Provision for legal contingencies and claims		84,846	27,459	(70,156)	(1,749)	(3,636)	36,764
Provision for the restoration		62,594	63,438	(8,530)	—	16,688	134,190
Others		165,469	161,054	(64,850)	(20,199)	8,483	249,957

	￦	452,604	367,595	(225,861)	(27,485)	21,265	588,118

(*1)	Includes adjustments of foreign currency translation differences and others.

2) For the year ended December 31, 2018

	Beginning		Increase	Utilization	Reversal	Others (*1)	Ending
	(in millions of Won)
Provision for bonus payments	￦	49,171	88,879	(60,723)	(3,856)	7	73,478
Provision for construction warranties		118,036	56,560	(24,608)	(7,660)	(95)	142,233
Provision for legal contingencies and claims		36,764	45,789	(6,066)	(3,399)	(391)	72,697
Provision for the restoration		134,190	14,912	(9,212)	(47,682)	(3,040)	89,168
Others		249,957	367,332	(118,388)	(216,668)	69,680	351,913

	￦	588,118	573,472	(218,997)	(279,265)	66,161	729,489

(*1)	Includes adjustments of foreign currency translation differences and others.